UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2002

Check here if Amendment [ ];               Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         CAZENOVE FUND MANAGEMENT LIMITED
                              12 Moorgate
                              London, England EC2R 6DA

Form 13F File Number:               028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            TOBY HENRY JOHN DE CARTERET HAMPDEN-ACTON
Title:           Compliance Officer
Phone:           +44 (0)20 7825 9031
Signature, Place, and Date of Signing:

/s/ TOBY HAMPDEN ACTON          London, England                15 MAY 2003
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                                                         Form 13F SUMMARY PAGE




Report Summary:
Number of Other Included Managers:                                          0
Form 13F Information Table Entry Total:                                     94
Form 13F Information Table Value Total:                                $438,217
                                                                    (thousands)

List of Other Included Managers:
NONE

                        Cazenove Fund Management Limited
                           Form 13F Information Table


------------------------ ----------- ---------- ---------- -------- --------- --------- ----------  ---------- --------------------
    Name of issuer       Title of    CUSIP         Value   Shrs or   SH/PRN    Put/Call Investment  Other      Voting authority
                           class                 (x$1000)  prn amt                      discretion  managers
------------------------ ----------- ---------- ---------- -------- --------- --------- ----------  ---------- --------------------

                                                                                                               Sole    Shared   None
------------------------ ----------- ---------- ---------- -------- --------- --------- ---------- ---------- ------- --------- ----

3M COMPANY               COM STK      88579Y101      289     2,220       Sh              Sole         N/A       2,220
                         USD0.01


ABBOTT LABORATORIES      COM STK      002824100      675    17,954       Sh              Sole         N/A      17,954
                         NPV


ALCOA INC                COM STK      013817101    1,658    85,532       Sh              Sole         N/A      85,532
                         USD1


ALLTEL CORP              COM STK      020039103    7,317   163,475       Sh              Sole         N/A     163,475
                         USD1


ALTRIA GROUP INC         COM STK      02209S103    7,302   243,720       Sh              Sole         N/A     243,720
                         USD0.333


AMERICAN EXPRESS CO      COM          025816109    4,650   139,935       Sh              Sole         N/A     139,935
                         USD0.20


AMERICAN INTERNATIONAL   COM STK      026874107      328     6,602       Sh              Sole         N/A       6,602
GROUP INC                USD2.50


AMERICREDIT CORP         COM STK      03060R101      293    88,739       Sh              Sole         N/A      88,739
                         USD0.01


AMERISOURCEBERGEN        COM CLASS    03073E105   10,723   204,250       Sh              Sole         N/A     204,250
CORPORATION              A USD0.01


AMGEN INC.               COM STK      031162100   15,546   270,130       Sh              Sole         N/A     270,130
                         USD0.000
                         1


ANHEUSER-BUSCH COS INC   COM STK      035229103      894    19,170       Sh              Sole         N/A      19,170
                         USD1


AON CORP                 COM STK      037389103      786    38,000       Sh              Sole         N/A      38,000
                         USD1


APPLIED INDUSTRIAL       COM STK      03820C105      169    10,125       Sh              Sole         N/A      10,125
TECHNOLOGIES INC         NPV


APPLIED MATERIALS INC    COM STK      038222105      206    16,400       Sh              Sole         N/A      16,400
                         USD0.01


AT&T WIRLESS SERVICES    COM STK      00209A106      298    45,109       Sh              Sole         N/A      45,109
GROUP                    USD0.01


AU OPTRONICS CORPN       ADS EACH     002255107      541    95,695       Sh              Sole         N/A      95,695
                         REPR 10
                         COM (SPON)


BANK OF AMERICA          COM STK      060505104    7,758   116,066      Sh               Sole         N/A     116,066
CORPORATION              USD0.01


BAUSCH & LOMB INC        COM STK      071707103      587    17,848      Sh               Sole         N/A      17,848
                         USD0.40


BEAR STEARNS COMPANIES   COM STK      073902108      256     3,900      Sh               Sole         N/A       3,900
INC                      USD1


BERKSHIRE HATHAWAY INC   CNV          084670108      574         9      Sh               Sole         N/A           9
                         CLASS'A'USD5


BP                       ADR-EACH     055622104      326     6,220      Sh               Sole         N/A       6,220
                         CNV INTO
                         6 ORD
                         USD0.25(MGT)


BRISTOL-MYERS SQUIBB CO  COM STK      110122108      224    10,580      Sh               Sole         N/A      10,580
                         USD0.10


CAMPBELL SOUP CO         CAP STK      134429109      741    35,274      Sh               Sole         N/A      35,274
                         USD0.0375


CHEVRON TEXACO           COM STK      166764100   10,762   166,461      Sh               Sole         N/A     166,461
CORPORATION              USD0.75


CISCO SYSTEMS INC        COM          17275R102      187    14,443      Sh               Sole         N/A      14,443
                         USD0.001


CITIGROUP INC            COM          172967101    4,277   124,163      Sh               Sole         N/A     124,163
                         USD0.01


CLEAN DIESEL             COM STK      18449C104    2,885   961,726      Sh               Sole         N/A     961,726
TECHNOLOGIES INC         USD0.05


COCA-COLA CO             COM STK      191216100    2,802    69,221      Sh               Sole         N/A      69,221
                         USD0.25


COLGATE-PALMOLIVE CO     COM STK      194162103   10,532   193,455      Sh               Sole         N/A     193,455
                         USD1


COMCAST CORPORATION      'A'SPL       20030N200      702    25,540      Sh               Sole         N/A      25,540
                         COM USD1


DE RIGO SPA              SPON ADR     245334107       34    10,000      Sh               Sole         N/A      10,000
                         EACH REPR
                         1 ORD
                         ITL500


DELL COMPUTERS           COM STK      247025109    4,645   170,100      Sh               Sole         N/A     170,100
                         USD0.01


DOVER CORP               COM STK      260003108      391    16,144      Sh               Sole         N/A      16,144
                         USD1


DU PONT(E.I.)DE          COM STK      263534109      233     6,000      Sh               Sole         N/A       6,000
NEMOURS & CO             USD0.30


ELAN CORP                ADR-EACH     284131208       84    30,000      Sh               Sole         N/A      30,000
                         CNV INTO
                         1 ORD
                         EUR0.05


ELCOM                    COM STK      284434107        1    11,000      Sh               Sole         N/A      11,000
INTERNATIONAL            USD0.01


EXXON MOBIL CORP         COM STK      30231G102   16,387   468,876      Sh               Sole         N/A     468,876
                         NPV


FANNIE MAE               COM STK      313586109    2,257    34,535      Sh               Sole         N/A      34,535
                         USD0.01


FIRST DATA CORP          COM STK      319963104   12,301   332,373      Sh               Sole         N/A     332,373
                         USD0.01


FUEL-TECH NV             COM STK      359523107       64    19,435      Sh               Sole         N/A      19,435
                         USD0.01


GENERAL ELECTRIC CO      COM STK      369604103    2,744   107,607      Sh               Sole         N/A     107,607
                         USD0.06


GLAXOSMITHKLINE          ADR EACH     37733W105      301     8,566      Sh               Sole         N/A       8,566
                         CNV INTO
                         2 ORD 25P


GOLDMAN SACHS            COM STK      38141G104    9,164   134,605      Sh               Sole         N/A     134,605

HALLMARK FINANCIAL       COM STK      406240104       21    32,500      Sh               Sole         N/A      32,500
SERVICES INC             USD0.03


INGERSOLL-RAND           COM          G4776G101    5,829   151,060      Sh               Sole         N/A     151,060
CO(BERMUDA)              CLASS'A'
                         USD2


INTEL CORP               COM          458140100    2,912   178,880      Sh               Sole         N/A     178,880
                         USD0.001


INTERNATIONAL BUS MACH   COM STK      459200101    4,337    55,297      Sh               Sole         N/A      55,297
CORP                     USD0.20


IONA TECHNOLOGIES        ADS EACH     46206P109       61    29,400      Sh               Sole         N/A      29,400
                         REPR 1
                         ORD SHS


J P MORGAN CHASE & CO    COM USD1     46625H100    1,406    59,296      Sh               Sole         N/A      59,296


JANUS CAPITAL GROUP      COM STK       86083110      208    18,300      Sh               Sole         N/A      18,300
                         USD0.01


JOHNSON & JOHNSON        COM STK      478160104   15,776   272,608      Sh               Sole         N/A     272,608
                         USD1


KBK CAPITAL CORP         COM STK      482412103        9    11,000      Sh               Sole         N/A      11,000
                         USD0.01


KOOR INDUSTRIES          ADR-EACH     500507108       27    10,000      Sh               Sole         N/A      10,000
                         REPR 0.20
                         ORD SHS
                         ILS0.001


L3 COMMUNICATIONS        COM STK      502424104    8,313   206,945      Sh               Sole         N/A     206,945
                         USD0.01


LUCENT TECHNOLOGIE       COM STK      549463107       23    15,380      Sh               Sole         N/A      15,380
                         USD0.01


LUXOTTICA GROUP          ADR-EACH     55068R202      326    30,250      Sh               Sole         N/A      30,250
                         CNV INTO
                         1 ORD
                         EUR0.06(BNY)


MACERICH CO              COM STK      554382101      222     7,000      Sh               Sole         N/A       7,000
                         USD0.01


MARSH & MCLENNAN         COM USD1     571748102   11,804   276,895      Sh               Sole         N/A     276,895
COMPANIES INC


MBIA INC                 COM STK      55262C100    6,079   157,330      Sh               Sole         N/A     157,330
                         USD1


MCDONALD'S CORPORATION   COM          580135101      339    23,436      Sh               Sole         N/A      23,436
                         USD0.01


MCY.COM INC              COM STK      582822102       20   980,000      Sh               Sole         N/A     980,000
                         USD0.001
                        (RESTRICTED
                         STOCK)


MERCK & CO INC           COM STK      589331107    1,689    30,828      Sh               Sole         N/A      30,828
                         USD0.01


MERRILL LYNCH & CO INC   COM STK      590188108   10,023   283,130      Sh               Sole         N/A     283,130
                         USD1.333


MICROSOFT CORP           COM STK      594918104   14,451   596,913      Sh               Sole         N/A     596,913
                         USD0.0000125


NEWMONT MINING           COM STK      651639106    2,502    95,680      Sh               Sole         N/A      95,680
CORP


NOKIA OYJ                ADR EACH     654902204      275    19,600      Sh               Sole         N/A      19,600
                         REPR 1
                         EUR0.06
                         SER'A'


NORTEL NETWORKS          COM NPV      656568102       25    12,000      Sh               Sole         N/A      12,000
CORPORATION


OMNICOM GROUP INC        COM STK      681919106    8,888   164,070      Sh               Sole         N/A     164,070
                         USD0.15


ORACLE CORP              COM STK      68389X105      298    27,500      Sh               Sole         N/A      27,500
                         USD0.01


PALL CORP                COM STK      696429307      814    40,692      Sh               Sole         N/A      40,692
                         USD0.10


PEPSICO INC              CAP STK      713448108   17,253   431,332      Sh               Sole         N/A     431,332
                         USD0.0166


PFIZER INC               COM STK      717081103   19,896   638,511      Sh               Sole         N/A     638,511
                         USD0.05


PLASTIGONE               COM STK      727597106        0    50,000      Sh               Sole         N/A      50,000
TECHNOLOGIES             USD0.01


POSCO                    ADR EACH      73045010    7,125   361,680      Sh               Sole         N/A     361,680
                         REP 1/4
                         KRW5000
                         LVL111(BNY)


PROCTER & GAMBLE CO      COM STK      742718109    9,930   111,510      Sh               Sole         N/A     111,510
                         NPV


SCHLUMBERGER             COM STK      806857108    4,648   122,285      Sh               Sole         N/A     122,285
LIMITED                  USD0.01


SMURFIT-STONE            COM STK      832727101    8,947   671,673      Sh               Sole         N/A     671,673
CONTAINER CORP           USD0.01


SONEX RESEARCH INC       COM STK      835448101        2    10,000      Sh               Sole         N/A      10,000
                         USD0.01


SOURCINGLINK NET INC     COM STK      836171207        2    20,600      Sh               Sole         N/A      20,600
                         USD0.001


SPRINT CORP              COM STK      852061100      232    19,776      Sh               Sole         N/A      19,776
                         USD2.00(FON
                         GROUP)


ST PAUL COMPANIES INC    COM STK      792860108      262     8,238      Sh               Sole         N/A       8,238
                         NPV


THERMO ELECTRON CORP     COM STK      883556102      281    15,508      Sh               Sole         N/A      15,508
                         USD1


TRAVELERS PROPERTY       COM          89420G406    8,076   572,370      Sh               Sole         N/A     572,370
CASUALTY                 CL'B'USD0.01


TYCO INTERNATIONAL LTD   COM STK      902124106      334    25,994      Sh               Sole         N/A      25,994
                         USD0.20


UNITED TECHNOLOGIES      COM STK      913017109   92,834   160,669      Sh               Sole         N/A     160,669
CORP                     USD1


UTSTARCOM INC            COM STK      918076100    6,586   329,450      Sh               Sole         N/A     329,450
                         USD0.001
                         25


VIA NET.WORKS INC        COM STK      925912107       28    38,345      Sh               Sole         N/A      38,345
                         USD0.001


VIACOM INC               NON VTG      925808107    5,192   142,180      Sh               Sole         N/A     142,180
                         COM STK
                         USD0.01
                         CLASS'B'


VIVENDI UNIVERSAL        ADR EACH     92851S204      255    19,040      Sh               Sole         N/A      19,040
                         REPR 1
                         ORD EUR5.5


W.P.STEWART HLDGS        COM STK      G84922106      582       580      Sh               Sole         N/A         580
                         USD2


WACHOVIA CORP            COM STK      929903102      294     8,640      Sh               Sole         N/A       8,640
                         USD3.333
                         1/3


WAL-MART STORES INC      COM STK      931142103    8,681   166,852      Sh               Sole         N/A     166,852
                         USD0.10


WELLS FARGO & CO         COM STK      949746101    6,878   152,880      Sh               Sole         N/A     152,880
                         USD1 2/3


WYETH                    COM          983024100      330     8,726      Sh               Sole         N/A       8,726
                         USD0.333

